Stockholders Equity (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) yr $ / shares shares	Jan. 31, 2015 USD ($) yr $ / shares shares	Jan. 31, 2015 CAD yr shares
Stockholders Equity 1		2,500,000	2,500,000
Stockholders Equity 2		11,250,000	11,250,000
Stockholders Equity 3 | shares		45,388	45,388
Stockholders Equity 4		$ 180,703
Stockholders Equity 5		$ 5,703
Stockholders Equity 6 | shares		8,250	8,250
Stockholders Equity 7		$ 124,444
Stockholders Equity 8 | shares		1,505	1,505
Stockholders Equity 9		$ 4,605
Stockholders Equity 10 | CAD			CAD 5,000
Stockholders Equity 11		$ 3,945
Stockholders Equity 12 | $ / shares		$ 5.68
Stockholders Equity 13 | shares		5,625	5,625
Stockholders Equity 14 | shares		5,000	5,000
Stockholders Equity 15 | shares		350	350
Stockholders Equity 16		$ 20.00
Stockholders Equity 17 | $ / shares		$ 10.00
Stockholders Equity 18 | shares		5,000	5,000
Stockholders Equity 19 | shares		350	350
Stockholders Equity 20 | $ / shares		$ 30.00
Stockholders Equity 21		$ 239,680
Stockholders Equity 22 | $ / shares		$ 44.80
Stockholders Equity 23 | shares		49,825	49,825
Stockholders Equity 24 | $ / shares		$ 10.00
Stockholders Equity 25 | shares		2,500	2,500
Stockholders Equity 26 | $ / shares		$ 10.00
Stockholders Equity 27		$ 523,250
Stockholders Equity 28 | $ / shares		$ 10.00
Stockholders Equity 29 | shares		2,611	2,611
Stockholders Equity 30 | $ / shares		$ 30.00
Stockholders Equity 31		$ 26,610
Stockholders Equity 32 | shares		25,000	25,000
Stockholders Equity 33 | $ / shares		$ 10.00
Stockholders Equity 34		$ 250,000
Stockholders Equity 35		50,000
Stockholders Equity 36		50,000
Stockholders Equity 37		50,000
Stockholders Equity 38		$ 100,000
Stockholders Equity 39 | shares		20,000	20,000
Stockholders Equity 40 | shares		500	500
Stockholders Equity 41 | $ / shares		$ 10.00
Stockholders Equity 42 | shares		15,000	15,000
Stockholders Equity 43 | shares		1,875	1,875
Stockholders Equity 44		$ 89,250
Stockholders Equity 45 | $ / shares		$ 47.60
Stockholders Equity 46 | shares		6,000	6,000
Stockholders Equity 47 | $ / shares		$ 10.00
Stockholders Equity 48		$ 60,000
Stockholders Equity 49 | $ / shares		$ 10.00
Stockholders Equity 50 | shares		108	108
Stockholders Equity 51		$ 4,820
Stockholders Equity 52		$ 3,701
Stockholders Equity 53 | $ / shares		$ 10.40
Stockholders Equity 54 | shares		625	625
Stockholders Equity 55		$ 23,992
Stockholders Equity 56 | CAD			CAD 25,000
Stockholders Equity 57		6,500
Stockholders Equity 58		$ 10,099
Stockholders Equity 59 | shares		375	375
Stockholders Equity 60		$ 3,750
Stockholders Equity 61 | $ / shares		$ 10.00
Stockholders Equity 62 | shares		746	746
Stockholders Equity 63		$ 4,500
Stockholders Equity 64 | shares		100	100
Stockholders Equity 65		$ 2,089
Stockholders Equity 66		$ 0
Stockholders Equity 67 | shares		625	625
Stockholders Equity 68		$ 15,000
Stockholders Equity 69		$ 13,250
Stockholders Equity 70 | $ / shares		$ 2.80
Stockholders Equity 71 | shares		1,587	1,587
Stockholders Equity 72		$ 40,000
Stockholders Equity 73		20,000
Stockholders Equity 74		$ 4,444
Stockholders Equity 75 | $ / shares		$ 2.80
Stockholders Equity 76 | shares		1,875	1,875
Stockholders Equity 77 | shares		1,875	1,875
Stockholders Equity 78 | shares		7,500	7,500
Stockholders Equity 79		$ 18,000
Stockholders Equity 80		$ 0
Stockholders Equity 81 | shares		1,875	1,875
Stockholders Equity 82 | $ / shares		$ 9.60
Stockholders Equity 83 | shares		11,250	11,250
Stockholders Equity 84 | shares		11,250	11,250
Stockholders Equity 85		$ 31,200
Stockholders Equity 86		0
Stockholders Equity 87		45,000
Stockholders Equity 88		$ 13,800
Stockholders Equity 89		138.17%	138.17%
Stockholders Equity 90		$ 4.00
Stockholders Equity 91		0.40%	0.40%
Stockholders Equity 92 | yr		1.53	1.53
Stockholders Equity 93		0.00%	0.00%
Stockholders Equity 94 | shares		2,750,000	2,750,000
Stockholders Equity 95 | shares		1,025,750	1,025,750
Stockholders Equity 96		$ 0
Stockholders Equity 97		0
Stockholders Equity 98		0
Stockholders Equity 99		0
Stockholders Equity 100		3,318,241
Stockholders Equity 101		715,915
Stockholders Equity 102		$ 11,614,380
Stockholders Equity 103		1,628,581	1,628,581
Stockholders Equity 104		600	600
Stockholders Equity 105 | $ / shares		$ 10.00
Stockholders Equity 106		5,363	5,363
Stockholders Equity 107 | $ / shares		$ 30.00
Stockholders Equity 1 | shares	450,000,000
Stockholders Equity 2 | shares	11,250,000
Stockholders Equity 3 | shares	53,278,818
Stockholders Equity 4 | shares	1,331,977
Stockholders Equity 5 | shares	11,250,000
Stockholders Equity 6	$ 0.001
Stockholders Equity 7 | shares	2,500
Stockholders Equity 8 | $ / shares	$ 4.80
Stockholders Equity 9 | shares	205,248
Stockholders Equity 10 | $ / shares	$ 4
Stockholders Equity 11	$ 821,000
Stockholders Equity 12	6
Stockholders Equity 13	$ 4
Stockholders Equity 14	140,249
Stockholders Equity 15	$ 560,996
Stockholders Equity 16	718
Stockholders Equity 17	718
Stockholders Equity 18	$ 32,800
Stockholders Equity 19	1.33%
Stockholders Equity 20 | yr	3.94
Stockholders Equity 21	139.54%
Stockholders Equity 22	0.00%
Stockholders Equity 23	$ 6
Stockholders Equity 24	$ 4
Stockholders Equity 25 | shares	380,457
Stockholders Equity 26	$ 1,521,996
Stockholders Equity 27	$ 91,422
Stockholders Equity 28 | shares	2,750,000
Stockholders Equity 29 | shares	607,101
Stockholders Equity 103	$ 0
Stockholders Equity 104	0
Stockholders Equity 105	0
Stockholders Equity 106	0
Stockholders Equity 107	1,613,117
Stockholders Equity 108	4,065,628
Stockholders Equity 109	1,973,875
Stockholders Equity 110	2,094,586
Stockholders Equity 111	$ 9,232,000
Stockholders Equity 123	1,508,018
Stockholders Equity 155 | shares	479,757
Stockholders Equity 156 | $ / shares	$ 4.84
Stockholders Equity 157	$ 4.61
Stockholders Equity 158	$ 2,239,000
Stockholders Equity 159 | yr	7
Stockholders Equity 160	153.15%
Stockholders Equity 161	0.00%
Stockholders Equity 162	2.12%
Stockholders Equity 163	$ 165,849
Stockholders Equity 164	325,648
Stockholders Equity 165	0
Stockholders Equity 166	0
Stockholders Equity 167	$ 168,530
Stockholders Equity 168 | yr	7
Stockholders Equity 169	153.00%
Stockholders Equity 170	0.00%
Stockholders Equity 171	2.11%